UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: APRIL 30, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                   CHICAGO ASSET MANAGEMENT VALUE
                                                  PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                     Shares             Value
                                                 --------------      -----------
--------------------------------------------------------------------------------
COMMON STOCK -- 99.5%
--------------------------------------------------------------------------------
AUTOMOTIVE -- 4.7%
    Ford Motor                                       106,500        $ 1,143,810
    General Motors                                    34,525          1,271,210
                                                                    -----------
                                                                      2,415,020
                                                                    -----------
BANKS -- 13.6%
    Bank of America                                   38,366          1,672,758
    JPMorgan Chase                                    46,288          1,626,560
    Washington Mutual                                 44,100          1,873,368
    Wells Fargo                                       30,000          1,840,200
                                                                    -----------
                                                                      7,012,886
                                                                    -----------
COMPUTERS & SERVICES -- 18.1%
    Cisco Systems*                                    86,900          1,664,135
    Computer Sciences*                                32,700          1,497,006
    Hewlett-Packard                                   82,400          2,028,688
    International Business Machines                   20,700          1,727,622
    Microsoft                                         69,300          1,774,773
    Solectron*                                       164,300            630,912
                                                                    -----------
                                                                      9,323,136
                                                                    -----------
ENTERTAINMENT -- 3.5%
    Walt Disney                                       69,785          1,789,287
                                                                    -----------
FINANCIAL SERVICES -- 6.5%
    Bear Stearns                                      15,700          1,603,127
    Janus Capital Group                              116,100          1,743,822
                                                                    -----------
                                                                      3,346,949
                                                                    -----------
FOOD, BEVERAGE & TOBACCO -- 5.7%
    Coca-Cola                                         34,700          1,518,472
    HJ Heinz                                          39,175          1,440,857
                                                                    -----------
                                                                      2,959,329
                                                                    -----------
INDUSTRIAL -- 9.6%
    3M                                                21,047          1,578,525
    Dover                                             40,750          1,681,345
    Emerson Electric                                  25,400          1,671,320
                                                                    -----------
                                                                      4,931,190
                                                                    -----------
INSURANCE -- 3.0%
    Allstate                                          25,500          1,562,130
                                                                    -----------
MEASURING DEVICES -- 3.4%
    Agilent Technologies*                             66,500          1,744,960
                                                                    -----------
MEDICAL PRODUCTS & SERVICES -- 6.9%
    Amgen*                                            26,400          2,105,400
    Johnson & Johnson                                 23,075          1,475,877
                                                                    -----------
                                                                      3,581,277
                                                                    -----------
PETROLEUM REFINING -- 3.9%
    Exxon Mobil                                       34,050          2,000,438
                                                                    -----------
PHARMACEUTICALS -- 8.0%
    Pfizer                                            72,075          1,909,987

THE ADVISORS' INNER CIRCLE FUND                   CHICAGO ASSET MANAGEMENT VALUE
                                                  PORTFOLIO
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
PHARMACEUTICALS -- CONTINUED

                                                     Shares            Value
                                                 --------------     ------------
    Schering-Plough                                  105,396        $ 2,194,345
                                                                    -----------
                                                                      4,104,332
                                                                    -----------
RESTAURANTS -- 2.8%
    McDonald's                                        46,975          1,464,211
                                                                    -----------
RETAIL -- 6.1%
    Costco Wholesale                                  34,835          1,601,365
    Gap                                               73,500          1,551,585
                                                                    -----------
                                                                      3,152,950
                                                                    -----------
TELEPHONES & TELECOMMUNICATIONS -- 0.9%
    Nortel Networks*                                 185,600            488,128
                                                                    -----------
TOYS & GAMES -- 2.8%
    Mattel                                            78,100          1,456,565
                                                                    -----------

    TOTAL COMMON STOCK (Cost $47,847,621)                            51,332,788
                                                                    -----------
SHORT-TERM INVESTMENT -- 0.7%
    HighMark Diversified Money Market Fund           374,684            374,684
                                                                    -----------

    TOTAL SHORT-TERM INVESTMENTS
        (Cost $374,684)                                                 374,684
                                                                    -----------

    TOTAL INVESTMENTS -- 100.2%  (Cost $48,222,305)+                $51,707,472
                                                                    ===========

         Percentages are based on Net Assets of $51,580,070.
       * Non-Income Producing Security
       + At July 31, 2005, the tax basis cost of the Portfolio's investments was $48,676,222, and the unrealized appreciation and depreciation were $8,943,884 and $(5,912,634), respectively.
         For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

                                                                 CAM-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ James F. Volk
                                                ----------------------
                                                James F. Volk
                                                President


Date September 14, 2005

By (Signature and Title)*                       /s/ Michael Lawson
                                                -----------------------
                                                Michael Lawson
                                                Controller & CFO


Date September 14, 2005

* Print the name and title of each signing officer under his or her signature.